SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit Small Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.7%

Commercial Services - 6.4%
ASGN, Inc. *	19,450	2,270,009
Booz Allen Hamilton Holding Corp.	20,000	1,756,800
Colliers International Group, Inc.	12,700	1,656,080
FTI Consulting, Inc. *	5,250	825,405
World Fuel Services Corp.	54,375	1,470,300

		7,978,594

Consumer Durables - 3.7%
BRP, Inc.	8,150	666,589
Helen of Troy, Ltd. *	4,875	954,720
Take-Two Interactive Software, Inc. *	4,075	626,490
Thor Industries, Inc.	11,200	881,440
YETI Holdings, Inc. *	25,325	1,518,994

		4,648,233

Consumer Non-Durables - 1.1%
Crocs, Inc. *	7,600	580,640
Wolverine World Wide, Inc.	36,000	812,160

		1,392,800

Consumer Services - 3.3%
Chegg, Inc. *	20,800	754,624
Nexstar Media Group, Inc.	12,725	2,398,408
Vail Resorts, Inc.	3,550	923,959

		4,076,991

Electronic Technology - 10.8%
Arista Networks, Inc. *	15,600	2,168,088
Ciena Corp. *	14,150	857,914
CMC Materials, Inc.	11,650	2,159,910
CommScope Holding Co., Inc. *	64,850	511,018
II-VI, Inc. *	20,075	1,455,237
MKS Instruments, Inc.	13,400	2,010,000
Monolithic Power Systems, Inc.	5,675	2,756,234
Skyworks Solutions, Inc.	10,800	1,439,424

		13,357,825

Finance - 10.4%
Air Lease Corp.	27,625	1,233,456
American Financial Group, Inc.	4,800	698,976
Artisan Partners Asset Management, Inc.	31,825	1,252,314
Axis Capital Holdings, Ltd.	22,975	1,389,298
First Republic Bank	5,200	842,920
H&E Equipment Services, Inc.	53,175	2,314,176
Hannon Armstrong Sust. Inf. Cap., Inc.	15,975	757,694
Physicians Realty Trust	61,600	1,080,464
Stifel Financial Corp.	8,700	590,730
SVB Financial Group *	2,800	1,566,460
Western Alliance Bancorp	14,300	1,184,326

		12,910,814

Health Services - 4.8%
Addus HomeCare Corp. *	16,850	1,571,937
Encompass Health Corp.	19,675	1,399,089
Tenet Healthcare Corp. *	34,900	3,000,004

		5,971,030

Health Technology - 14.2%
908 Devices, Inc. *	32,675	621,152
Align Technology, Inc. *	2,150	937,400

Name of Issuer	Quantity	Fair Value ($)

AtriCure, Inc. *	23,225	1,525,186
Avid Bioservices, Inc. *	12,025	244,949
Bio-Techne Corp.	3,700	1,602,248
Exact Sciences Corp. *	12,425	868,756
Halozyme Therapeutics, Inc. *	26,375	1,051,835
ICU Medical, Inc. *	6,875	1,530,650
Inmode, Ltd. *	35,500	1,310,305
Insulet Corp. *	3,525	939,025
NanoString Technologies, Inc. *	17,900	622,025
Pacific Biosciences of California, Inc. *	36,625	333,287
PerkinElmer, Inc.	7,000	1,221,220
Sarepta Therapeutics, Inc. *	13,400	1,046,808
Seres Therapeutics, Inc. *	43,300	308,296
STAAR Surgical Co. *	17,500	1,398,425
STERIS, PLC	6,675	1,613,815
Twist Bioscience Corp. *	8,975	443,185

		17,618,567

Industrial Services - 5.8%
EMCOR Group, Inc.	14,200	1,599,346
KBR, Inc.	43,500	2,380,755
MYR Group, Inc. *	8,675	815,797
Waste Connections, Inc.	17,575	2,455,228

		7,251,126

Non-Energy Minerals - 3.3%
AZEK Co., Inc. *	24,200	601,128
Eagle Materials, Inc.	10,300	1,322,108
MP Materials Corp. *	13,175	755,455
Trex Co., Inc. *	20,825	1,360,497

		4,039,188

Process Industries - 3.9%
Avient Corp.	13,200	633,600
Olin Corp.	48,175	2,518,589
Scotts Miracle-Gro Co.	9,300	1,143,528
Vital Farms, Inc. *	41,675	515,103

		4,810,820

Producer Manufacturing - 8.6%
Applied Industrial Technologies, Inc.	7,000	718,620
AZZ, Inc.	22,575	1,089,018
Belden, Inc.	20,275	1,123,235
Carlisle Cos, Inc.	2,200	541,024
Crane Co.	19,075	2,065,441
Donaldson Co., Inc.	20,850	1,082,740
Hubbell, Inc.	6,400	1,176,128
Lincoln Electric Holdings, Inc.	8,900	1,226,509
Regal Rexnord Corp.	6,755	1,005,009
Zurn Water Solutions Corp.	19,325	684,105

		10,711,829

Retail Trade - 3.1%
Boot Barn Holdings, Inc. *	12,500	1,184,875
Casey’s General Stores, Inc.	4,300	852,131
Ulta Beauty, Inc. *	3,050	1,214,571
Urban Outfitters, Inc. *	24,400	612,684

		3,864,261

Technology Services - 13.7%
Altair Engineering, Inc. *	29,983	1,930,905
ANSYS, Inc. *	2,950	937,067

MARCH 31, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit Small Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Aspen Technology, Inc. *	12,575	2,079,528
Euronet Worldwide, Inc. *	12,050	1,568,307
Globant SA *	11,350	2,974,494
GoDaddy, Inc. *	15,025	1,257,593
HubSpot, Inc. *	3,600	1,709,784
nCino, Inc. *	10,775	441,560
Paycom Software, Inc. *	6,225	2,156,216
PTC, Inc. *	17,600	1,895,872

		16,951,326

Transportation - 4.8%
Alaska Air Group, Inc. *	11,500	667,115
Knight-Swift Transportation Holdings, Inc.	31,125	1,570,567
Marten Transport, Ltd.	72,075	1,280,052
TFI International, Inc.	22,925	2,441,742

		5,959,476

Utilities - 0.8%
Spire, Inc.	14,675	1,053,078

Total Common Stocks (cost: $73,271,732)		122,595,958

Short-Term Securities - 1.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.12% (cost $1,581,311)	1,581,311	1,581,311

Total Investments in Securities - 100.0% (cost $74,853,043)		124,177,269

Other Assets and Liabilities, net - (0.0)%		(55,284)

Total Net Assets - 100.0%		$124,121,985

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2022 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	122,595,958	—	—	122,595,958
Short-Term Securities	1,581,311	—	—	1,581,311

Total:	124,177,269	—	—	124,177,269

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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